Business Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions

7.	BUSINESS ACQUISITIONS
Acquisition in the year ended December 31, 2019
On April 29, 2019, the
Company’s Seating Systems segment
completed the acquisition of 100% of the equity interest in VIZA GECA, S.L. [“VIZA”], a Spain-based supplier of seat structures and related systems. The purchase price was $99 million [net of $13 million cash acquired] and is subject to customary purchase price adjustments
, a
nd
 was accounted for as a business combination.
Adjustments were recorded in the fourth quarter of 2019 for changes in the estimated values of fixed assets, intangible assets, other assets, and deferred tax liabilities from the amounts disclosed as of June 30, 2019. The preliminary purchase price allocations may be subsequently adjusted to reflect final valuation results and other adjustments.
Acquisition in the year ended December 31, 2018
On October 31, 2018, the Company’s Power & Vision segment completed the acquisition of 100% of the equity interest in OLSA S.p.A. [“OLSA”], a global company which designs, engineers and manufactures tail lamps and other lighting products. The purchase price was $152 million [net of $17 million cash acquired
]
and
was accounted for as a business combination.
In the fourth quarter of 2019, the Company finalized the purchase price and amounts recognized for the assets acquired and liabilities assumed.
The following table summarizes the net amounts recognized for assets acquired and liabilities assumed for these and other small acquisitions at their estimated fair values:

	Adjustments to 2018 acquisitions	2019 Acquisitions	Allocation at December 31, 2019
Cash	$—	$13	$13
Non-cash working capital	2	10	12
Fixed assets	—	113	113
Goodwill	(10)	22	12
Other assets	—	1	1
Intangibles	—	12	12
Deferred tax assets	—	2	2
Long-term debt	—	(8)	(8)
Other long-term liabilities	—	(1)	(1)
Deferred tax liabilities	8	(4)	4

Consideration paid	—	160	160
Less: Cash acquired	—	(13)	(13)

Net cash outflow	$—	$147	$147

The adjustments were not significant for any period presented after the acquisition dates.

Recognized goodwill is attributable to the assembled workforce, expected synergies and other intangible assets that do not qualify for separate recognition. Intangible assets consist primarily of amounts recognized for the fair value of customer contracts and are being amortized on a straight-line basis over an eight to ten-year
 estimated useful life.
These entities have been included in our consolidated results of operations since their respective acquisition dates.
Full year
p
ro forma results of operations have not been presented because the effects of these acquisitions, individually and in aggregate, were not material to the Company’s consolidated results of operations.